Investment Strategy - Invesco EQV Asia Pacific Equity Fund	Oct. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers in the Asia Pacific region (except Japanese companies), and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund uses various criteria to determine whether an issuer is in the Asia Pacific region, including whether (1) it is organized under the laws of a country in the Asia Pacific region, (2) it has a principal office in a country in the Asia Pacific region, (3) it derives 50% or more of its total revenues from business in countries in the Asia Pacific region, (4) its securities are trading principally on a security exchange, or in an over-the-counter market, in a country in the Asia Pacific region, or (5) its “country of risk” is a country in the Asia Pacific region as determined by a third party service provider.
The Fund invests primarily in equity securities, including common and preferred stock, and depositary receipts. The Fund’s common stock investments also include China-A shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund may invest in the securities of issuers of all capitalization sizes and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; although the Fund has not historically used these instruments. The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.
The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have a strong “EQV” profile. The portfolio managers’ EQV investment approach focuses on Earnings, demonstrated by sustainable earnings growth; Quality, demonstrated by efficient capital allocation; and Valuation, demonstrated by attractive prices.
The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.
The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.